Investments in Associates and Joint Ventures - Roll forward (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2025 MXN ($)	Nov. 30, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Investments in associates and joint ventures
At January 1			$ 44,436,697	$ 43,427,638
Share of loss of associates and joint ventures, net			(1,868,198)	(960,415)
Share of other comprehensive income (loss) of associates			3,905,450	(7,061,676)
Foreign currency translation adjustments			(6,227,452)	8,946,557
Capital contribution to TelevisaUnivision			1,671,501
Dividends from PDS			(5,000)	(10,000)
Other			85,445	148,743
At December 31			41,900,090	44,436,697
GTAC
Investments in associates and joint ventures
At January 1			952,721
Long-term loans granted to GTAC, net			86,142	128,881
GTAC payments of principal and interest			(184,495)	(183,031)
At December 31			956,508	952,721
TelevisaUnivision
Investments in associates and joint ventures
At January 1			43,220,986
Capital contribution to TelevisaUnivision	$ 1,671,501	$ 89.8
At December 31			$ 40,694,190	$ 43,220,986